Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 2,000	$ 678
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473
Security deposit	252	252
Other recoverable taxes (Goods and services tax and value-added tax)	646	173
Trade and other receivables	$ 4,842	$ 1,574